(LOSS)/EARNINGS PER SHARE (Schedule of Profit After Tax Diluted Earnings Per Ordinary Share Calculation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
(Loss)/Profit for the year	$ (40,270)	$ (100,625)	$ 21,796
Non-cash financial income	(2,390)	(2,270)	(13,015)
Cash interest expense	4,600	4,600	3,348
Non-cash interest on exchangeable notes	723	718	535
Adjusted (loss)/profit after tax	$ (37,337)	$ (97,577)	$ 12,658